Net Finance Costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Finance Costs
Interest on borrowings	[1]	$ 33,530	$ 32,556	$ 25,828
Reclassification of cash flow hedge to consolidated statements of income			375	804
Total interest expense	[1]	33,530	32,931	26,632
Capitalized interest on eligible film rights and content advances		(9,437)	(13,263)	(7,111)
Total finance costs		24,093	19,668	19,521
Less: Interest Income
Unwinding of interest		(13,227)	(932)
Bank deposits		(3,192)	(923)	(2,365)
Total finance income		(16,419)	(1,855)	(2,365)
Net finance costs		$ 7,674	$ 17,813	$ 17,156

[1]	Includes interest expense in respect of financial liabilities classified at fair value through profit or loss and significant discounting on long-term advance from customers